The fair value of the assets acquired and liabilities assumed in the business combination with Hercosul Group is presented below: (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents		R$ 7,528,820	R$ 7,576,625
Trade and other receivables		4,107,156	4,136,421
Inventories		9,654,870	6,802,759
Recoverable taxes		976,133	899,120
Property, plant and equipment		13,040,862	12,215,580	R$ 12,276,889
Intangible assets		6,149,814	5,220,102	4,908,079
Total		55,903,387	49,664,906
Liabilities
Social and Labor Obligations		900,394	940,816
Trade accounts payable		11,701,996	8,996,206
Taxes payable		454,038	395,630
Loans and borrowings		3,203,068	1,059,984
Lease liability		2,479,246	2,536,681	2,431,180
Deferred income taxes		23,710	26,527
Total		25,852,475	25,411,044
Marketable securities		346,855	314,158
Lease liability		471,956	383,162	R$ 376,628
Employee benefits		54,354	R$ 125,230
Gewinner participacoes ltda [Member]
Assets
Cash and cash equivalents		17,743
Trade and other receivables		40,767
Inventories		36,826
Recoverable taxes		15,385
Property, plant and equipment		70,796
Intangible assets		393,308
Other current and non-current assets		28,794
Total		603,619
Liabilities
Social and Labor Obligations		6,445
Trade accounts payable		66,597
Taxes payable		14,879
Loans and borrowings		65,892
Provision for tax, civil and labor risks	[1]	5,949
Lease liability		3,961
Deferred income taxes		1,703
Other current and non-current liabilities		8,130
Total		173,556
Net assets acquired		430,063
Fair value of consideration transferred		743,156
Goodwill		313,093
Hercosul international sa [Member]
Assets
Cash and cash equivalents		4,402
Trade and other receivables		8,413
Inventories		10,049
Recoverable taxes		3,643
Property, plant and equipment		72,035
Intangible assets		3,656
Other current and non-current assets		2,805
Total		105,003
Liabilities
Social and Labor Obligations		200
Trade accounts payable		8,582
Taxes payable		200
Loans and borrowings		30,268
Provision for tax, civil and labor risks	[1]
Lease liability		614
Deferred income taxes
Other current and non-current liabilities		20,478
Total		60,342
Net assets acquired		44,661
Fair value of consideration transferred		69,765
Goodwill		25,104
Mogiana alimentos sa [Member]
Assets
Cash and cash equivalents		938
Trade and other receivables		59,758
Inventories		54,517
Recoverable taxes		27,748
Property, plant and equipment		139,042
Intangible assets		206,553
Other current and non-current assets		5,486
Total		523,866
Liabilities
Trade accounts payable		55,919
Taxes payable		11,487
Loans and borrowings		22,688
Deferred income taxes		815
Total		161,362
Net assets acquired		362,504
Fair value of consideration transferred		481,435
Goodwill		118,931
Marketable securities		29,824
Lease liability		10,168
Employee benefits		2,081
Other current and non-current liabilities		R$ 16,932

[1]	Includes R$5,038 related to contingent liabilities recognized in the business combination.